DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Balances payable under all borrowing facilities

	December 31,	December 31,
	2021	2020
Total debt	$380,000	$240,000
Less: current portion of term loan (scheduled payments)	12,500	24,000
Less: debt discount and debt issuance costs, net	7,471	4,113
Total long-term debt	$360,029	$211,887
Derivative liability - redemption with a make-whole provision	$552	$—

Maturity of borrowings

Years
2022	$12,500
2023	18,750
2024	18,750
2025	200,000
2026	130,000
Total debt	$380,000